Income Taxes - Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Current:
Foreign	$ 3
Total current provision	3
Deferred:
Federal	5,740	5,740	5,740
State	1,234	1,234	1,234
Total deferred provision	6,974	6,974	6,974
Total provision for income taxes	$ 6,977	$ 6,974	$ 6,974